SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO,
HIGH INCOME PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
REAL ESTATE PORTFOLIO, STRATEGIC INCOME PORTFOLIO,
VALUE PORTFOLIO, VALUE LEADERS PORTFOLIO, and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

June 14, 2005

Steven Calhoun has replaced Rajiv Kaul as the portfolio manager of VIP Aggressive Growth. All references of Rajiv Kaul are removed from the "Management Contracts" section and replaced with Steven Calhoun.

Lawrence Rakers has replaced Louis Salemy as the portfolio manager of VIP Balanced. All references of Louis Salemy are removed from the "Management Contracts" section and replaced with Lawrence Rakers.

Fergus Shiel has replaced John Porter as the portfolio manager of VIP Dynamic Capital Appreciation. All references of John Porter are removed from the "Management Contracts" section and replaced with Fergus Shiel.

John Porter has replaced Bettina Doulton as the portfolio manager of VIP Growth Opportunities. All references of Bettina Doulton are removed from the "Management Contracts" section and replaced with John Porter.

Samuel Wald has replaced Steven Buller as the portfolio manager of VIP Real Estate. All references of Steven Buller are removed from the "Management Contracts" section and replaced with Samuel Wald.

Richard Fentin has replaced Harris Leviton as the portfolio manager of VIP Value Strategies. All references of Harris Leviton are removed from the "Management Contracts" section and replaced with Richard Fentin.

Chris Sharpe and Derek Young have replaced William Eigen as the portfolio managers of VIP Strategic Income. All references of William Eigen are removed from the "Management Contracts" section.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 64.

The following table provides information relating to other accounts managed by Mr. Calhoun as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	1	None
Assets Managed (in millions)	$ 4,466	$ 2,964	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,414	$ 2,956	None

* Includes VIP Aggressive Growth ($12 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Aggressive Growth beneficially owned by Mr. Calhoun was none.

VIPINVB-05-01 December 30, 2005
1.825687.100

The following table provides information relating to other accounts managed by Mr. Porter as of September 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 4,697	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,041	None	None

* Includes VIP Growth Opportunities ($656 (in millions) assets managed).

As of September 30, 2005, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Porter was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 14,432	None	$ 949
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 11,909	None	None

* Includes VIP Value Strategies ($463 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Fentin was none.

Lawrence Rakers has replaced Louis Salemy as the portfolio manager of VIP Balanced.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 64.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and receives compensation for managing the bond investments of the fund. As of June 30, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager

Each of the lead manager and equity co-manager's and the bond co-manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates.

A portion of Mr. Rakers's bonus as lead manager is based on the fund's pre-tax investment performance (based on the performance of its Initial Class) within the Lipper VIP Balanced Objective. A portion of Mr. Rakers's bonus as equity co-manager is based on the pre-tax investment performance of the equity investments of the fund measured against a composite index, the components of which are 50% Russell 3000 Index and 50% Russell 3000 Value Index. The lead manager and equity co-manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the lead manager and equity co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A subjective component of the bonus is based on the lead manager and equity co-manager's overall contribution to management of FMR.

The portion of the bond co-manager's bonus for the fund that is linked to the pre-tax investment performance of the bond investments of the fund is measured against the Lehman Brothers Aggregate Bond Index. The bond co-manager's bonus is based on several components calculated separately over his tenure over a measurement period that eventually encompasses a period of up to three years. The primary components of the bond co-manager's bonus are based on (i) the pre-tax investment performance of the bond co-manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. A subjective component of the bond co-manager's bonus is based on the bond co-manager's overall contribution to management of FMR.

The lead manager and equity co-manager and the bond co-manager also are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Rakers as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 15,754	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Balanced ($329 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

Fergus Shiel has replaced John Porter as the portfolio manager of VIP Dynamic Capital Appreciation.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 64.

Fergus Shiel is the portfolio manager VIP Dynamic Capital Appreciation and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Dynamic Capital Appreciation is based on the fund's pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance within the Morningstar Large Cap Value, Large Cap Blend, Large Cap Growth, Mid Cap Value, Mid Cap Blend, Mid Cap Growth Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Shiel as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 7,269	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,970	None	None

* Includes VIP Dynamic Capital Appreciation ($52 (in millions) assets managed).

As of October 31, 2005, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 64.

James Catudal is the portfolio manager VIP Growth & Income and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Growth & Income is based on the fund's pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance within the Lipper Growth & Income Objective (VIP) and the Morningstar Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Catudal as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 4,105	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 770	None	None

* Includes VIP Growth & Income ($603 (in millions) assets managed).

As of October 31, 2005, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was none.

Steven Buller no longer manages VIP Real Estate. All references to Steven Buller are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 64.

Samuel Wald is the portfolio manager VIP Real Estate and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the fund's pre-tax investment performance measured against the DJW Real Estate Index (full cap) and the fund's pre-tax investment performance within the Lipper Real Estate ex International Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Wald as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	None	1
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 335	None	$ 118
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Real Estate ($160 (in millions) assets managed).

As of October 31, 2005, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Chris Sharpe and Derek Young have replaced William Eigen as the lead co-managers of VIP Strategic Income.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 64.

Chris Sharpe and Derek Young are the lead co-managers of VIP Strategic Income and receive compensation for their services. Mark Notkin and Harley Lank (high income), George Fischer (U.S. government bonds), Jonathan Kelly (emerging market debt), and Andy Weir (developing country bonds) are co-managers of the fund and manage the high income, U.S. government bonds, emerging market debt, and developing country bond asset classes of VIP Strategic Income, respectively. Mr. Notkin, Mr. Fischer, Mr. Kelly and Mr. Weir receive compensation for their services as co-managers of the fund as described below. The high income asset class of each fund may also be invested in the Floating Rate High Income Central Investment Portfolio (CIP). The CIP is a separate fund managed by FMRC, an affiliate of FMR Co. Because the lead manager has allocated one or more asset classes of the fund to a CIP, the portfolio manager of the CIP is listed as a co-manager of VIP Strategic Income. Mr. Lank is the portfolio manager of the Floating Rate High Income CIP. As of December 31, 2004 (July 31, 2005 for the lead co-managers), portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each lead co-manager's and each co-manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates.

Mr. Kelly's bonus as a co-manager of the fund is based on several components calculated separately over his tenure over a measurement period that eventually encompasses a period of up to five years. A substantial portion of the co-manager's bonus for the fund is linked to the pre-tax investment performance of the fund's assets allocated to the emerging market debt asset class measured against the JP Morgan Emerging Markets Bond Index Global. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR international equity and bond funds and accounts. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR.

Each lead co-manager's bonus is based on how they allocate a fund's assets among the high income, US government bond, emerging market debt, and developing country bond asset classes of the fund, which are represented by the components of the VIP Strategic Income Composite Index. The components of the VIP Strategic Income Composite and their relative weightings in the fund's neutral mix are 40% Merrill Lynch High Yield Master II Index, 30% Lehman Brothers Government Bond Index, 15% JP Morgan Emerging Markets Bond Index Global, and 15% Citigroup Non-U.S. G-7 Index. Each lead co-manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each lead co-manager receives a monthly impact score for each month of his tenure as lead co-manager on the fund. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Each lead co-manager's bonus is also based on the performance of the fund against a Median Index Peer Group which consists of the median score of the following Morningstar fund categories and the relative weightings of each category: Corporate High Yield (40%); Intermediate Government Bonds (30%); World Bond (15%) and Emerging Markets Bond (15%) over multiple measurement periods eventually encompassing up to five years. A subjective component of each lead co-manager's bonus is based on the lead co-manager's overall contribution to management of FMR. Each lead co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Sharpe as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	12	25
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 9,035	$ 6	$ 1,631
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Strategic Income ($141 (in millions) assets managed).

As of July 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Young as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	None	5
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 8,998	None	$ 2,955
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Strategic Income ($141 (in millions) assets managed).

As of July 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Young was none.

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO,
HIGH INCOME PORTFOLIO, INDEX 500
PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, REAL ESTATE PORTFOLIO, STRATEGIC INCOME PORTFOLIO,
VALUE PORTFOLIO, VALUE LEADERS PORTFOLIO, and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

Steven Calhoun has replaced Rajiv Kaul as the portfolio manager of VIP Aggressive Growth. All references of Rajiv Kaul are removed from the "Management Contracts" section and replaced with Steven Calhoun.

Lawrence Rakers has replaced Louis Salemy as the portfolio manager of VIP Balanced. All references of Louis Salemy are removed from the "Management Contracts" section and replaced with Lawrence Rakers.

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Fergus Shiel has replaced John Porter as the portfolio manager of VIP Dynamic Capital Appreciation. All references of John Porter are removed from the "Management Contracts" section and replaced with Fergus Shiel.

John Porter has replaced Bettina Doulton as the portfolio manager of VIP Growth Opportunities. All references of Bettina Doulton are removed from the "Management Contracts" section and replaced with John Porter.

Samuel Wald has replaced Steven Buller as the portfolio manager of VIP Real Estate. All references of Steven Buller are removed from the "Management Contracts" section and replaced with Samuel Wald.

Richard Fentin has replaced Harris Leviton as the portfolio manager of VIP Value Strategies. All references of Harris Leviton are removed from the "Management Contracts" section and replaced with Richard Fentin.

Chris Sharpe and Derek Young have replaced William Eigen as the portfolio managers of VIP Strategic Income. All references of William Eigen are removed from the "Management Contracts" section.

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The following information replaces similar information found in the "Management Contracts" section on page 65.

Sub-Advisers - FMR U.K., FMR Far East, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

VIPIS2B-05-05 December 30, 2005
1.483795.128

The following information replaces the similar information found in the "Management Contracts" section beginning on page 71.

The following table provides information relating to other accounts managed by Mr. Calhoun as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	1	None
Assets Managed (in millions)	$ 4,466	$ 2,964	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,414	$ 2,956	None

* Includes VIP Aggressive Growth ($12 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Aggressive Growth beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Porter as of September 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 4,697	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,041	None	None

* Includes VIP Growth Opportunities ($656 (in millions) assets managed).

As of September 30, 2005, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Porter was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 14,432	None	$ 949
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 11,909	None	None

* Includes VIP Value Strategies ($463 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Fentin was none.

Lawrence Rakers has replaced Louis Salemy as the portfolio manager of VIP Balanced.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 71.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and receives compensation for managing the bond investments of the fund. As of June 30, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each of the lead manager and equity co-manager's and the bond co-manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates.

A portion of Mr. Rakers's bonus as lead manager is based on the fund's pre-tax investment performance (based on the performance of its Initial Class) within the Lipper VIP Balanced Objective. A portion of Mr. Rakers's bonus as equity co-manager is based on the pre-tax investment performance of the equity investments of the fund measured against a composite index, the components of which are 50% Russell 3000 Index and 50% Russell 3000 Value Index. The lead manager and equity co-manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the lead manager and equity co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A subjective component of the bonus is based on the lead manager and equity co-manager's overall contribution to management of FMR.

The portion of the bond co-manager's bonus for the fund that is linked to the pre-tax investment performance of the bond investments of the fund is measured against the Lehman Brothers Aggregate Bond Index. The bond co-manager's bonus is based on several components calculated separately over his tenure over a measurement period that eventually encompasses a period of up to three years. The primary components of the bond co-manager's bonus are based on (i) the pre-tax investment performance of the bond co-manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. A subjective component of the bond co-manager's bonus is based on the bond co-manager's overall contribution to management of FMR.

The lead manager and equity co-manager and the bond co-manager also are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Rakers as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 15,754	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Balanced ($329 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

Fergus Shiel has replaced John Porter as the portfolio manager of VIP Dynamic Capital Appreciation.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 71.

Fergus Shiel is the portfolio manager VIP Dynamic Capital Appreciation and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Dynamic Capital Appreciation is based on the fund's pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance within the Morningstar Large Cap Value, Large Cap Blend, Large Cap Growth, Mid Cap Value, Mid Cap Blend, Mid Cap Growth Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Shiel as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 7,269	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,970	None	None

* Includes VIP Dynamic Capital Appreciation ($52 (in millions) assets managed).

As of October 31, 2005, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 71.

James Catudal is the portfolio manager VIP Growth & Income and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Growth & Income is based on the fund's pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance within the Lipper Growth & Income Objective (VIP) and the Morningstar Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Catudal as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 4,105	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 770	None	None

* Includes VIP Growth & Income ($603 (in millions) assets managed).

As of October 31, 2005, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was none.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 79.

VIP Index 500 is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead manager of VIP Index 500 and receives compensation for his services. Amitabh Dugar and Bobe Simon are portfolio managers of VIP Index 500 and receives compensation for their services. Patrick Waddell is the assistant portfolio manager of VIP Index 500 and receives compensation for his services. As of December 31, 2004 (April 30, 2005 for Bobe Simon), portfolio manager compensation generally consists of a fixed base salary and a bonus that is based on both objective and subjective criteria. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax performance (based on the performance of its Initial Class) within the S&P 500 Index (VIP) Funds Classification. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2004:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,363	$ 9,764	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($2,908 (in millions) assets managed).

As of December 31, 2004, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Dugar as of December 31, 2004:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,363	$ 9,764	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($2,908 (in millions) assets managed).

As of December 31, 2004, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Dugar was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2004:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,363	$ 9,764	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($2,908 (in millions) assets managed).

As of December 31, 2004, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Simon as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($41,126 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Simon was none.

Steven Buller no longer manages VIP Real Estate. All references to Steven Buller are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 71.

Samuel Wald is the portfolio manager VIP Real Estate and receives compensation for his services. As of October 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the fund's pre-tax investment performance measured against the DJW Real Estate Index (full cap) and the fund's pre-tax investment performance within the Lipper Real Estate ex International Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Wald as of October 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	None	1
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 335	None	$ 118
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Real Estate ($160 (in millions) assets managed).

As of October 31, 2005, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Chris Sharpe and Derek Young have replaced William Eigen as the lead co-managers of VIP Strategic Income.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 71.

Chris Sharpe and Derek Young are the lead co-managers of VIP Strategic Income and receive compensation for their services. Mark Notkin and Harley Lank (high income), George Fischer (U.S. government bonds), Jonathan Kelly (emerging market debt), and Andy Weir (developing country bonds) are co-managers of the fund and manage the high income, U.S. government bonds, emerging market debt, and developing country bond asset classes of VIP Strategic Income, respectively. Mr. Notkin, Mr. Fischer, Mr. Kelly and Mr. Weir receive compensation for their services as co-managers of the fund as described below. The high income asset class of each fund may also be invested in the Floating Rate High Income Central Investment Portfolio (CIP). The CIP is a separate fund managed by FMRC, an affiliate of FMR Co. Because the lead manager has allocated one or more asset classes of the fund to a CIP, the portfolio manager of the CIP is listed as a co-manager of VIP Strategic Income. Mr. Lank is the portfolio manager of the Floating Rate High Income CIP. As of December 31, 2004 (July 31, 2005 for the lead co-managers), portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each lead co-manager's and each co-manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates.

Mr. Kelly's bonus as a co-manager of the fund is based on several components calculated separately over his tenure over a measurement period that eventually encompasses a period of up to five years. A substantial portion of the co-manager's bonus for the fund is linked to the pre-tax investment performance of the fund's assets allocated to the emerging market debt asset class measured against the JP Morgan Emerging Markets Bond Index Global. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR international equity and bond funds and accounts. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR.

Each lead co-manager's bonus is based on how they allocate a fund's assets among the high income, US government bond, emerging market debt, and developing country bond asset classes of the fund, which are represented by the components of the VIP Strategic Income Composite Index. The components of the VIP Strategic Income Composite and their relative weightings in the fund's neutral mix are 40% Merrill Lynch High Yield Master II Index, 30% Lehman Brothers Government Bond Index, 15% JP Morgan Emerging Markets Bond Index Global, and 15% Citigroup Non-U.S. G-7 Index. Each lead co-manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each lead co-manager receives a monthly impact score for each month of his tenure as lead co-manager on the fund. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Each lead co-manager's bonus is also based on the performance of the fund against a Median Index Peer Group which consists of the median score of the following Morningstar fund categories and the relative weightings of each category: Corporate High Yield (40%); Intermediate Government Bonds (30%); World Bond (15%) and Emerging Markets Bond (15%) over multiple measurement periods eventually encompassing up to five years. A subjective component of each lead co-manager's bonus is based on the lead co-manager's overall contribution to management of FMR. Each lead co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Sharpe as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	12	25
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 9,035	$ 6	$ 1,631
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Strategic Income ($141 (in millions) assets managed).

As of July 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Young as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	None	5
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 8,998	None	$ 2,955
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Strategic Income ($141 (in millions) assets managed).

As of July 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Young was none.